Document And Entity Information - shares	12 Months Ended
	Jun. 30, 2024	Nov. 12, 2024
Document Information Line Items
Entity Registrant Name	Star Fashion Culture Holdings Limited
Trading Symbol	STFS
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		10,850,000
Amendment Flag	false
Entity Central Index Key	0002003061
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41467
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.00001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Name	Enrome LLP
Auditor Location	Singapore
Entity Address, Postal Zip Code	0000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Contact Personnel Name	Ms. Zhang Pingting
City Area Code	+86
Local Phone Number	13063138565
Contact Personnel Email Address	Hira@xmxing-ji.com
Entity Address, Postal Zip Code	000000